CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Interest income:
Interest and fees on loans	$ 13,078	$ 11,228	$ 25,369	$ 21,673	$ 45,411	$ 39,455
Interest and dividends on investment securities	195	114	409	114	517	178
Other interest income	215	278	363	584	979	577
Total interest income	13,488	11,620	26,141	22,371	46,907	40,210
Interest expense:
Interest on deposits	1,941	1,644	3,672	3,229	6,602	5,482
Interest on FHLB advances and other borrowings	465	384	1,006	775	1,726	1,248
Total interest expense	2,406	2,028	4,678	4,004	8,328	6,730
Net interest income	11,082	9,592	21,463	18,367	38,579	33,480
Provision for loan losses	635	650	974	1,200	2,475	1,617
Net interest income after provision for loan losses	10,447	8,942	20,489	17,167	36,104	31,863
Noninterest income:
Service charges and fees	419	349	776	733	1,501	1,216
SBA loan servicing fees	548	625	1,172	1,171	1,794	1,831
Mortgage referral fees	208	243	364	373	634	751
Gain on sales of loans, net	1,041	2,288	2,515	3,318	5,684	4,437
Gain (loss) on sales of premises and equipment					(45)	21
Gain (loss) on sales of other assets	7	45	(25)	23
Gain (loss) on sales of investment securities						69
Other noninterest income	80	4	89	11	70	17
Total noninterest income	2,303	3,554	4,891	5,629	9,638	8,342
Noninterest expense:
Salaries and employee benefits	6,043	5,899	12,901	12,503	23,338	21,094
Occupancy and equipment expenses	1,221	1,302	2,457	2,503	5,123	4,736
Loan and other real estate related expenses	14	101	77	224	254	30
Professional services	314	476	625	749	1,845	1,745
Data processing and network	321	313	634	582	1,266	1,518
Regulatory assessments and insurance	266	236	521	468	924	742
Amortization of intangibles	175	175	351	351	703	671
Advertising	102	157	217	284	551	303
Marketing	121	150	239	281	579	634
Telephone expense	114	81	212	216	409	606
Other operating expenses	690	604	1,273	1,243	2,410	2,802
Total noninterest expense	9,381	9,494	19,507	19,404	37,402	34,881
Income before income tax expense	3,369	3,002	5,873	3,392	8,340	5,324
Income tax expense	688	993	1,179	1,164	3,587	1,609
Net income	$ 2,681	$ 2,009	$ 4,694	$ 2,228	$ 4,753	$ 3,715
Earnings per common share:
Basic	$ 0.30	$ 0.28	$ 0.58	$ 0.31	$ 0.65	$ 0.51
Diluted	$ 0.29	$ 0.27	$ 0.56	$ 0.29	$ 0.63	$ 0.50
Weighted average common shares outstanding:
Basic	8,851,446	7,273,351	8,104,370	7,187,125	7,233,783	7,065,243
Diluted	9,306,029	7,568,921	8,445,960	7,482,695	7,519,944	7,205,709